UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2006

Item 1. Reports to Stockholders

Fidelity®

Capital & Income

Fund

Semiannual Report

October 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 to October 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 to October 31, 2006
Actual	$ 1,000.00	$ 1,047.40	$ 3.87
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.42	$ 3.82

* Expenses are equal to the Fund's annualized expense ratio of .75%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Holdings as of October 31, 2006
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
General Motors Acceptance Corp.	3.2	2.8
CSC Holdings, Inc.	2.2	2.9
Qwest Corp.	2.1	2.2
U.S. West Communications	1.6	1.6
SunGard Data Systems, Inc.	1.5	1.6
	10.6
Top Five Market Sectors as of October 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.6	13.7
Cable TV	9.4	10.2
Technology	9.2	9.0
Energy	8.7	8.7
Automotive	7.0	5.8
Quality Diversification (% of fund's net assets)
As of October 31, 2006*	As of April 30, 2006**
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 2.1%	BBB 2.6%
BB 28.7%	BB 24.0%
B 28.5%	B 36.5%
CCC,CC,C 11.3%	CCC,CC,C 12.7%
D 0.2%	D 0.0%
Not Rated 2.4%	Not Rated 2.0%
Equities 15.4%	Equities 14.0%
Short-Term Investments and Net Other Assets 11.4%	Short-Term Investments and Net Other Assets 8.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2006*		As of April 30, 2006**
	Nonconvertible Bonds 63.1%		Nonconvertible Bonds 68.1%
	Convertible Bonds, Preferred Stocks 0.7%		Convertible Bonds, Preferred Stocks 1.0%
	Common Stocks 15.0%		Common Stocks 13.6%
	Floating Rate Loans 9.8%		Floating Rate Loans 9.1%
	Short-Term Investments and Net Other Assets 11.4%		Short-Term Investments and Net Other Assets 8.2%
* Foreign investments	10.9%	** Foreign investments	12.0%

Semiannual Report

Investments October 31, 2006

Showing Percentage of Net Assets

Corporate Bonds - 63.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.3%
Diversified Media - 0.3%
Liberty Media Corp. (Sprint Corp. PCS Series 1) 3.75% 2/15/30	$ 32,090	$ 19,918
Technology - 0.0%
ON Semiconductor Corp. 0% 4/15/24	840	736
TOTAL CONVERTIBLE BONDS		20,654
Nonconvertible Bonds - 63.1%
Aerospace - 0.5%
Hexcel Corp. 6.75% 2/1/15	10,710	9,960
L-3 Communications Corp. 6.375% 10/15/15	17,590	17,370
Orbimage Holdings, Inc. 15.14% 7/1/12 (g)	8,010	8,891
		36,221
Air Transportation - 1.0%
AMR Corp. 10.2% 3/15/20	2,750	2,702
Continental Airlines, Inc. pass thru trust certificates:
8.307% 10/2/19	324	335
8.312% 10/2/12	1,242	1,251
8.388% 5/1/22	3,957	4,076
9.798% 4/1/21	11,938	12,833
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)	69,605	25,058
8.3% 12/15/29 (c)	11,230	4,043
10% 8/15/08 (c)	3,245	1,136
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	2,000	2,005
Northwest Airlines Corp. 10% 2/1/09 (c)	16,160	10,120
Northwest Airlines, Inc.:
7.875% 3/15/08 (c)	5,910	3,694
8.875% 6/1/06 (c)	5,900	3,688
Northwest Airlines, Inc. pass thru trust certificates 7.248% 7/2/14	793	167
		71,108
Automotive - 5.9%
Affinia Group, Inc. 9% 11/30/14	21,285	20,221
Altra Industrial Motion, Inc. 9% 12/1/11	4,560	4,742
Delco Remy International, Inc.:
9.375% 4/15/12	2,475	1,064
11% 5/1/09	2,990	1,405
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co.:
6.625% 6/16/08	$ 31,495	$ 30,900
9.875% 8/10/11	32,570	33,655
General Motors Acceptance Corp.:
6.75% 12/1/14	40,130	39,528
6.875% 9/15/11	21,825	21,880
6.875% 8/28/12	26,735	26,807
8% 11/1/31	119,950	127,736
General Motors Corp. 8.375% 7/15/33	65,595	58,216
Tenneco, Inc. 8.625% 11/15/14	2,255	2,261
TRW Automotive Acquisition Corp.:
9.375% 2/15/13	8,401	8,947
11% 2/15/13	6,786	7,431
Visteon Corp. 7% 3/10/14	24,960	21,965
		406,758
Broadcasting - 0.7%
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (f)	15,770	16,499
10.375% 9/1/14 (f)	27,135	30,188
		46,687
Building Materials - 0.0%
ACIH, Inc. 0% 12/15/12 (d)(f)	1,245	847
Cable TV - 4.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	6,000	6,090
Charter Communications Holdings I LLC:
0% 1/15/15 (d)	5,000	4,163
11.75% 5/15/14	6,755	5,742
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	14,788	14,196
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	15,790	16,303
CSC Holdings, Inc.:
7.25% 4/15/12 (f)(g)	20,160	19,757
7.625% 4/1/11	6,460	6,460
7.625% 7/15/18	64,323	63,358
7.875% 12/15/07	1,000	1,015
7.875% 2/15/18	32,045	32,045
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Cable TV - continued
EchoStar DBS Corp.:
6.375% 10/1/11	$ 15,465	$ 15,252
6.625% 10/1/14	34,270	33,071
7% 10/1/13 (f)	16,420	16,215
iesy Repository GmbH 10.375% 2/15/15 (f)	11,490	10,858
NTL Cable PLC:
8.75% 4/15/14	24,485	25,709
9.125% 8/15/16	9,785	10,274
Telenet Group Holding NV 0% 6/15/14 (d)(f)	36,895	33,206
Videotron Ltee 6.875% 1/15/14	3,630	3,603
		317,317
Capital Goods - 0.8%
Blount, Inc. 8.875% 8/1/12	6,070	6,070
Chart Industries, Inc. 9.125% 10/15/15 (f)	4,970	5,206
Invensys PLC 9.875% 3/15/11 (f)	833	908
Polypore, Inc. 0% 10/1/12 (d)	10,595	7,814
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14 (f)	12,730	13,112
11.75% 8/1/16 (f)	15,400	16,016
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,760	3,685
		52,811
Chemicals - 1.3%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	27,115	29,759
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (d)	6,685	5,498
Series B, 0% 10/1/14 (d)	39,745	33,088
Huntsman LLC 11.625% 10/15/10	2,465	2,730
Lyondell Chemical Co. 11.125% 7/15/12	6,125	6,669
Phibro Animal Health Corp. 10% 8/1/13 (f)	11,980	12,399
		90,143
Consumer Products - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	701
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,748
Hines Nurseries, Inc. 10.25% 10/1/11	2,480	2,207
NPI Merger Corp.:
9.4% 10/15/13 (f)(g)	3,080	3,165
10.75% 4/15/14 (f)	3,540	3,801
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Consumer Products - continued
Reddy Ice Holdings, Inc. 0% 11/1/12 (d)	$ 15,460	$ 12,986
Riddell Bell Holdings, Inc. 8.375% 10/1/12	3,450	3,398
		29,006
Containers - 1.0%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,808
BWAY Corp. 10% 10/15/10	9,210	9,671
Constar International, Inc. 11% 12/1/12	9,360	8,330
Crown Cork & Seal Finance PLC yankee 7% 12/15/06	3,815	3,815
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,469	2,284
7.5% 12/15/96	17,610	14,088
8% 4/15/23	6,295	6,027
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	4,220	4,030
7.75% 5/15/11	3,150	3,233
8.25% 5/15/13	10,790	11,127
Tekni-Plex, Inc. 10.875% 8/15/12 (f)	4,620	5,128
		70,541
Diversified Financial Services - 0.9%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)	6,080	6,141
E*TRADE Financial Corp. 7.375% 9/15/13	5,420	5,542
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	2,035	2,137
Residential Capital Corp.:
6.375% 6/30/10	32,770	33,258
6.875% 6/30/15	17,905	18,740
		65,818
Diversified Media - 0.9%
Affinion Group, Inc. 11.5% 10/15/15	12,915	13,464
CanWest Media, Inc. 8% 9/15/12	4,040	4,000
Liberty Media Corp.:
5.7% 5/15/13	25,030	23,621
8.5% 7/15/29	25,045	25,241
		66,326
Electric Utilities - 1.4%
AES Gener SA 7.5% 3/25/14	14,980	15,579
Aquila, Inc. 14.875% 7/1/12	7,225	9,447
Chivor SA E.S.P. 9.75% 12/30/14 (f)	11,230	12,465
Dynegy Holdings, Inc. 8.375% 5/1/16	9,150	9,402
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Edison Mission Energy:
7.5% 6/15/13 (f)	$ 16,330	$ 16,881
7.75% 6/15/16 (f)	16,330	16,881
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	7,510	7,510
TECO Energy, Inc. 6.75% 5/1/15	4,880	4,978
Tenaska Alabama Partners LP 7% 6/30/21 (f)	5,408	5,368
Utilicorp United, Inc. 9.95% 2/1/11 (g)	175	193
		98,704
Energy - 6.3%
ANR Pipeline, Inc. 7.375% 2/15/24	9,540	10,112
Atlas Pipeline Partners LP 8.125% 12/15/15	4,940	5,039
Berry Petroleum Co. 8.25% 11/1/16	13,210	13,243
Chaparral Energy, Inc. 8.5% 12/1/15	10,400	10,374
Chesapeake Energy Corp.:
6.5% 8/15/17	38,930	36,594
6.875% 11/15/20	12,985	12,336
7.5% 9/15/13	2,000	2,043
7.625% 7/15/13	19,570	20,206
Colorado Interstate Gas Co. 6.8% 11/15/15	22,370	22,622
El Paso Production Holding Co. 7.75% 6/1/13	10,250	10,481
Energy Partners Ltd. 8.75% 8/1/10	14,470	15,085
Enron Corp.:
Series A, 8.375% 5/23/05 (c)	15,020	4,882
6.4% 7/15/06 (c)	3,270	1,063
6.625% 11/15/05 (c)	13,290	4,319
6.725% 11/17/08 (c)(g)	4,095	1,310
6.75% 8/1/09 (c)	3,320	1,079
6.875% 10/15/07 (c)	8,050	2,616
6.95% 7/15/28 (c)	7,270	2,326
7.125% 5/15/07 (c)	1,390	452
7.375% 5/15/19 (c)	8,400	2,646
7.875% 6/15/03 (c)	1,390	452
9.125% 4/1/03 (c)	285	93
9.875% 6/15/03 (c)	1,268	412
EXCO Resources, Inc. 7.25% 1/15/11	3,410	3,282
Hanover Compressor Co. 7.5% 4/15/13	2,300	2,294
Harvest Operations Corp. 7.875% 10/15/11	5,620	5,283
InterNorth, Inc. 9.625% 3/15/06 (c)	5,575	1,812
Northwest Pipeline Corp. 8.125% 3/1/10	3,400	3,519
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Energy - continued
Ocean Rig Norway AS 8.375% 7/1/13 (f)	$ 4,730	$ 5,049
Petrohawk Energy Corp. 9.125% 7/15/13 (f)	26,090	26,612
Plains Exploration & Production Co. 8.75% 7/1/12	5,620	5,971
Pogo Producing Co.:
6.875% 10/1/17	18,560	17,586
7.875% 5/1/13 (f)	11,500	11,644
Range Resources Corp. 7.375% 7/15/13	5,530	5,558
Southern Natural Gas Co.:
7.35% 2/15/31	35,553	36,931
8% 3/1/32	20,945	23,327
8.875% 3/15/10	4,000	4,200
Southern Star Central Corp. 6.75% 3/1/16	6,870	6,787
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (f)	5,140	5,127
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	9,859
7.5% 4/1/17	6,635	7,046
7.625% 4/1/37	7,450	7,927
8.375% 6/15/32	6,100	7,107
Venoco, Inc. 8.75% 12/15/11	6,840	6,652
Williams Companies, Inc.:
7.5% 1/15/31	4,605	4,663
7.625% 7/15/19	19,265	20,252
7.75% 6/15/31	2,220	2,264
7.875% 9/1/21	14,010	14,746
8.75% 3/15/32	10,760	11,863
		437,146
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 11% 2/1/16	10,730	11,883
Environmental - 0.4%
Allied Waste North America, Inc. 7.125% 5/15/16	11,465	11,322
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	400	399
7.4% 9/15/35	17,991	16,462
		28,183
Food and Drug Retail - 0.1%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,927	5,013
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - 0.3%
Leiner Health Products, Inc. 11% 6/1/12	$ 2,870	$ 2,791
Michael Foods, Inc. 8% 11/15/13	2,690	2,777
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	4,540	4,699
Swift & Co.:
10.125% 10/1/09	3,950	4,069
12.5% 1/1/10	6,005	6,125
		20,461
Gaming - 1.8%
Mandalay Resort Group 6.5% 7/31/09	16,415	16,436
MGM Mirage, Inc.:
6% 10/1/09	5,030	4,967
6.625% 7/15/15	40,650	38,516
6.75% 9/1/12	6,315	6,157
6.75% 4/1/13	9,700	9,385
6.875% 4/1/16	9,700	9,203
Mohegan Tribal Gaming Authority 6.875% 2/15/15	9,760	9,687
Penn National Gaming, Inc. 6.75% 3/1/15	7,810	7,595
Scientific Games Corp. 6.25% 12/15/12	3,050	2,920
Station Casinos, Inc. 6% 4/1/12	8,320	7,977
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)	4,965	3,451
9% 1/15/12	2,645	2,724
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	3,716	3,939
		122,957
Healthcare - 2.0%
ALARIS Medical Systems, Inc. 7.25% 7/1/11	10,000	10,175
AmeriPath, Inc. 10.5% 4/1/13	14,500	15,588
Bio-Rad Laboratories, Inc. 7.5% 8/15/13	13,300	13,633
CRC Health Group, Inc. 10.75% 2/1/16	7,690	8,055
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	7,530	7,379
LifeCare Holdings, Inc. 9.25% 8/15/13	9,745	5,896
Psychiatric Solutions, Inc. 10.625% 6/15/13	1,840	2,006
Rural/Metro Corp. 9.875% 3/15/15	6,115	6,360
Senior Housing Properties Trust 7.875% 4/15/15	11,204	11,568
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)	10,210	11,231
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	12,530	12,812
U.S. Oncology, Inc. 9% 8/15/12	6,330	6,567
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Vanguard Health Holding Co. I 0% 10/1/15 (d)	$ 6,385	$ 4,645
Vanguard Health Holding Co. II LLC 9% 10/1/14	24,550	23,721
VWR International, Inc.:
6.875% 4/15/12	620	622
8% 4/15/14	1,740	1,788
		142,046
Homebuilding/Real Estate - 1.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	12,240	12,148
8.125% 6/1/12	12,730	13,016
BF Saul REIT 7.5% 3/1/14	12,505	12,536
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	7,000	7,210
D.R. Horton, Inc. 7.875% 8/15/11	2,540	2,725
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	13,075	12,046
7.75% 5/15/13	5,625	5,330
Meritage Homes Corp. 6.25% 3/15/15	7,970	7,173
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)	29,430	29,760
		101,944
Hotels - 0.2%
Gaylord Entertainment Co.:
6.75% 11/15/14	6,620	6,363
8% 11/15/13	8,460	8,629
		14,992
Leisure - 0.5%
Town Sports International Holdings, Inc. 0% 2/1/14 (d)	19,749	16,244
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	8,135	8,755
Vail Resorts, Inc. 6.75% 2/15/14	13,540	13,218
		38,217
Metals/Mining - 2.5%
America Rock Salt Co. LLC 9.5% 3/15/14	8,250	8,498
Compass Minerals International, Inc. 0% 12/15/12 (d)	18,715	18,434
Drummond Co., Inc. 7.375% 2/15/16 (f)	11,870	11,306
FMG Finance Pty Ltd.:
9.405% 9/1/11 (f)(g)	13,000	12,513
10% 9/1/13 (f)	16,270	15,782
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
FMG Finance Pty Ltd.: - continued
10.625% 9/1/16 (f)	$ 16,270	$ 16,026
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	13,060	13,011
10.125% 2/1/10	2,155	2,284
Massey Energy Co. 6.875% 12/15/13	18,850	17,672
Peabody Energy Corp.:
7.375% 11/1/16	26,690	27,691
7.875% 11/1/26	26,690	27,624
		170,841
Paper - 0.2%
Millar Western Forest Products Ltd. 7.75% 11/15/13	3,085	2,561
NewPage Corp. 11.6213% 5/1/12 (g)	8,670	9,364
P.H. Glatfelter Co. 7.125% 5/1/16 (f)	2,400	2,412
		14,337
Publishing/Printing - 1.1%
Haights Cross Communications, Inc. 0% 8/15/11 (d)	9,350	5,750
Houghton Mifflin Co.:
0% 10/15/13 (d)	18,090	16,326
8.25% 2/1/11	8,260	8,508
9.875% 2/1/13	24,000	25,440
Sun Media Corp. Canada 7.625% 2/15/13	10,365	10,417
Vertis, Inc.:
10.875% 6/15/09	9,400	9,306
13.5% 12/7/09 (f)	2,070	1,853
		77,600
Railroad - 0.7%
Kansas City Southern Railway Co.:
7.5% 6/15/09	7,655	7,751
9.5% 10/1/08	5,910	6,191
TFM SA de CV:
9.375% 5/1/12	16,130	17,299
12.5% 6/15/12	13,955	15,281
yankee 10.25% 6/15/07	750	771
		47,293
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Restaurants - 0.4%
Carrols Corp. 9% 1/15/13	$ 14,495	$ 14,749
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	12,410	11,883
		26,632
Services - 3.5%
Ahern Rentals, Inc. 9.25% 8/15/13	2,470	2,544
Allied Security Escrow Corp. 11.375% 7/15/11	10,925	10,925
Ashtead Holdings PLC 8.625% 8/1/15 (f)	5,440	5,535
FTI Consulting, Inc.:
7.625% 6/15/13	3,280	3,305
7.75% 10/1/16 (f)	5,990	6,140
Hertz Corp. 8.875% 1/1/14 (f)	15,720	16,467
Iron Mountain, Inc.:
6.625% 1/1/16	33,965	32,352
7.75% 1/15/15	25,205	25,520
8.625% 4/1/13	2,225	2,286
8.75% 7/15/18	16,300	17,197
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	28,735	24,999
Mac-Gray Corp. 7.625% 8/15/15	3,040	3,070
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (f)	16,440	17,796
Penhall International Corp. 12% 8/1/14 (f)	6,510	6,933
West Corp.:
9.5% 10/15/14 (f)	26,430	26,364
11% 10/15/16 (f)	26,430	26,463
Williams Scotsman, Inc. 8.5% 10/1/15	12,390	12,793
		240,689
Shipping - 1.4%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	2,385	2,638
CHC Helicopter Corp. 7.375% 5/1/14	10,925	10,379
H-Lines Finance Holding Corp. 0% 4/1/13 (d)	6,703	6,167
OMI Corp. 7.625% 12/1/13	8,125	8,247
Seabulk International, Inc. 9.5% 8/15/13	17,020	18,424
Ship Finance International Ltd. 8.5% 12/15/13	30,655	29,889
Ultrapetrol Bahamas Ltd. 9% 11/24/14	8,485	8,103
US Shipping Partners LP 13% 8/15/14 (f)	13,010	13,043
		96,890
Steels - 1.2%
CSN Islands VIII Corp. 9.75% 12/16/13 (f)	11,805	13,428
Edgen Acquisition Corp. 9.875% 2/1/11	6,120	6,059
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Steels - continued
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	$ 8,695	$ 9,369
Gerdau SA 8.875% (f)	11,345	11,856
International Steel Group, Inc. 6.5% 4/15/14	24,820	24,820
Ispat Inland ULC 9.75% 4/1/14	5,094	5,705
RathGibson, Inc. 11.25% 2/15/14 (f)	11,220	11,781
		83,018
Super Retail - 1.2%
AutoNation, Inc.:
7% 4/15/14	6,070	6,100
7.3738% 4/15/13 (g)	4,370	4,392
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14 (f)	9,775	9,580
Michaels Stores, Inc.:
10% 11/1/14 (f)	22,440	22,496
11.375% 11/1/16 (f)	23,120	23,178
Neiman Marcus Group, Inc. 9% 10/15/15	15,340	16,452
		82,198
Technology - 7.2%
Amkor Technology, Inc. 9.25% 6/1/16	22,795	20,971
Avago Technologies Finance Ltd.:
10.9% 6/1/13 (f)(g)	18,810	19,703
11.875% 12/1/15 (f)	9,345	10,280
Celestica, Inc. 7.875% 7/1/11	31,775	32,013
Freescale Semiconductor, Inc. 7.125% 7/15/14	27,745	29,722
Lucent Technologies, Inc.:
6.45% 3/15/29	57,490	51,454
6.5% 1/15/28	30,867	27,472
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	14,405	12,028
8.64% 12/15/11 (g)	3,295	2,834
New ASAT Finance Ltd. 9.25% 2/1/11	9,655	6,903
Nortel Networks Corp.:
9.6238% 7/15/11 (f)(g)	16,300	16,911
10.125% 7/15/13 (f)	16,190	17,182
10.75% 7/15/16 (f)	16,300	17,482
NXP BV:
7.875% 10/15/14 (f)	9,990	10,140
8.118% 10/15/13 (f)(g)	9,990	10,077
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Technology - continued
Sanmina-SCI Corp. 8.125% 3/1/16	$ 15,230	$ 14,887
SunGard Data Systems, Inc.:
9.125% 8/15/13	24,240	25,028
9.9725% 8/15/13 (g)	12,970	13,424
10.25% 8/15/15	16,640	17,347
Viasystems, Inc. 10.5% 1/15/11	23,140	22,909
Xerox Capital Trust I 8% 2/1/27	30,530	31,293
Xerox Corp.:
6.4% 3/15/16	18,000	18,045
7.2% 4/1/16	4,950	5,173
7.625% 6/15/13	62,845	65,673
		498,951
Telecommunications - 10.4%
American Tower Corp. 7.125% 10/15/12	13,300	13,616
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	27,122	29,156
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	8,540	8,540
Citizens Communications Co. 9% 8/15/31	16,025	17,347
Digicel Ltd. 9.25% 9/1/12 (f)	8,355	8,721
Dresdner Bank AG 10.375% 8/17/09 (f)	5,320	5,792
Embarq Corp.:
7.082% 6/1/16	1,787	1,828
7.995% 6/1/36	38,658	41,109
Eschelon Operating Co. 8.375% 3/15/10	10,587	10,230
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14 (f)	13,020	13,541
Intelsat Ltd.:
7.625% 4/15/12	6,995	6,304
9.25% 6/15/16 (f)	9,770	10,405
11.25% 6/15/16 (f)	37,305	40,569
Intelsat Subsidiary Holding Co. Ltd. 10.4844% 1/15/12 (g)	22,320	22,627
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)	4,400	4,521
Level 3 Financing, Inc.:
11.8% 3/15/11 (g)	13,240	13,935
12.25% 3/15/13	27,280	30,758
MetroPCS Wireless, Inc. 9.25% 11/1/14 (f)	26,140	26,369
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Millicom International Cellular SA 10% 12/1/13	$ 19,800	$ 21,285
Mobifon Holdings BV 12.5% 7/31/10	23,305	25,810
Nextel Communications, Inc.:
5.95% 3/15/14	6,370	6,211
6.875% 10/31/13	6,840	6,989
7.375% 8/1/15	26,135	26,990
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)	8,080	8,484
PanAmSat Corp.:
9% 8/15/14	11,870	12,404
9% 6/15/16 (f)	9,770	10,210
Qwest Capital Funding, Inc.:
7.625% 8/3/21	14,370	14,101
7.75% 2/15/31	4,620	4,458
Qwest Corp.:
7.5% 10/1/14 (f)	3,230	3,387
7.625% 6/15/15	6,359	6,677
7.875% 9/1/11	19,060	20,132
8.64% 6/15/13 (g)	33,180	35,708
8.875% 3/15/12	48,680	53,548
U.S. West Capital Funding, Inc.:
6.5% 11/15/18	5,230	4,785
6.875% 7/15/28	8,125	7,292
U.S. West Communications:
6.875% 9/15/33	28,355	26,512
7.125% 11/15/43	1,355	1,240
7.2% 11/10/26	37,955	36,057
7.25% 9/15/25	8,865	8,821
7.25% 10/15/35	19,810	19,018
7.5% 6/15/23	14,935	15,010
8.875% 6/1/31	2,015	2,106
UbiquiTel Operating Co. 9.875% 3/1/11	8,150	8,843
Wind Acquisition Finance SA 10.75% 12/1/15 (f)	16,090	17,880
Windstream Corp. 8.625% 8/1/16 (f)	8,735	9,423
		718,749
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.6%
Levi Strauss & Co.:
8.875% 4/1/16	$ 19,380	$ 19,865
9.75% 1/15/15	18,140	19,228
		39,093
TOTAL NONCONVERTIBLE BONDS		4,371,420
TOTAL CORPORATE BONDS (Cost $4,268,817)		4,392,074
Common Stocks - 15.0%
	Shares
Air Transportation - 0.3%
UAL Corp. (a)	500,000	17,970
Automotive - 0.3%
Tenneco, Inc. (a)	1,000,000	22,700
Building Materials - 0.6%
General Cable Corp.	960,300	36,107
Jacuzzi Brands, Inc. (a)	177,900	2,204
		38,311
Cable TV - 3.7%
Cablevision Systems Corp. - NY Group Class A	2,375,000	66,001
Comcast Corp. Class A	1,530,000	62,225
Discovery Holding Co. Class A (a)	125,000	1,855
Liberty Global, Inc.:
Class A (a)	62,500	1,640
Class C (a)	62,500	1,589
LodgeNet Entertainment Corp. (a)	735,000	16,905
NTL, Inc.	3,795,147	102,583
NTL, Inc. warrants 1/13/11 (a)	35,177	15
		252,813
Chemicals - 0.3%
Celanese Corp. Class A	1,145,700	23,613
Sterling Chemicals, Inc. (a)	897	12
Sterling Chemicals, Inc. warrants 12/19/08 (a)	1,455	0
		23,625
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Containers - 0.3%
Crown Holdings, Inc. (a)	1,046,300	$ 20,340
Trivest 1992 Special Fund Ltd. (a)(h)	11,400,000	57
		20,397
Diversified Financial Services - 0.2%
KKR Private Equity Investors, LP Restricted Depository Units (f)	582,900	12,911
Diversified Media - 1.7%
Liberty Media Holding Corp.:
- Capital Series A (a)	172,500	15,363
- Interactive Series A (a)	862,500	19,035
News Corp. Class A	1,752,200	36,533
Rogers Communications, Inc. Class B (non-vtg.)	725,000	43,391
		114,322
Electric Utilities - 0.8%
Mirant Corp. (a)	840,000	24,839
NRG Energy, Inc.	500,000	24,075
Portland General Electric Co.	66,317	1,709
Progressive Gaming International Corp. warrants 10/14/08 (a)(h)	535,456	1,540
		52,163
Energy - 1.9%
Apache Corp.	340,000	22,209
Chesapeake Energy Corp.	700,000	22,708
Dynegy, Inc. Class A (a)	4,000,000	24,320
Encore Acquisition Co. (a)	525,000	13,146
Williams Companies, Inc.	2,050,000	50,082
		132,465
Food/Beverage/Tobacco - 0.3%
Centerplate, Inc. unit	1,033,875	17,721
Gaming - 0.3%
Penn National Gaming, Inc. (a)	600,000	21,942
Healthcare - 0.8%
DaVita, Inc. (a)	220,800	12,283
Emergency Medical Services Corp. Class A (e)	685,600	12,478
Quest Diagnostics, Inc.	150,000	7,461
UnitedHealth Group, Inc.	500,000	24,390
		56,612
Leisure - 0.3%
Vail Resorts, Inc. (a)	600,000	23,190
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Metals/Mining - 0.7%
Alpha Natural Resources, Inc. (a)	950,000	$ 15,115
Haynes International, Inc. (a)	147,429	5,602
Intermet Corp. (h)	521,664	944
Peabody Energy Corp.	700,000	29,379
		51,040
Publishing/Printing - 0.3%
R.H. Donnelley Corp.	350,000	21,077
Restaurants - 0.0%
Ruth's Chris Steak House, Inc. (a)	10,300	203
Services - 0.4%
Coinmach Service Corp. unit	1,522,000	26,863
Shipping - 1.0%
Laidlaw International, Inc.	1,000,000	29,010
OMI Corp.	795,000	17,744
Overseas Shipholding Group, Inc.	350,000	21,893
Ship Finance International Ltd. (NY Shares)	140,100	2,952
		71,599
Super Retail - 0.0%
J. Crew Group, Inc.	15,100	466
Technology - 0.6%
AMIS Holdings, Inc. (a)	1,353,244	12,978
Benchmark Electronics, Inc. (a)	579,000	15,372
Seagate Technology	550,000	12,419
		40,769
Telecommunications - 0.1%
American Tower Corp. Class A (a)	15,912	573
Broadwing Corp. (a)	13,950	209
Embarq Corp.	80,278	3,881
XO Holdings, Inc. (a)	35,085	137
XO Holdings, Inc.:
Series A, warrants 1/16/10 (a)	70,124	43
Series B, warrants 1/16/10 (a)	52,628	19
Series C, warrants 1/16/10 (a)	52,628	11
		4,873
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (a)(h)	659,302	10,008
TOTAL COMMON STOCKS (Cost $853,240)		1,034,040
Preferred Stocks - 0.4%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.1%
Chemicals - 0.0%
Celanese Corp. 4.25%	30,500	$ 899
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Series B, 16.00% (a)(h)	5,850	5,850
TOTAL CONVERTIBLE PREFERRED STOCKS		6,749
Nonconvertible Preferred Stocks - 0.3%
Broadcasting - 0.2%
Spanish Broadcasting System, Inc. Class B, 10.75%	10,826	12,017
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	56,261	169
Super Retail - 0.1%
GNC Corp. Series A, 12.00%	7,090	7,799
TOTAL NONCONVERTIBLE PREFERRED STOCKS		19,985
TOTAL PREFERRED STOCKS (Cost $24,724)		26,734
Floating Rate Loans - 9.8%
	Principal Amount (000s)
Aerospace - 0.0%
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.58% 9/29/13 (g)	$ 690	693
Tranche 2LN, term loan 11.125% 3/28/14 (g)	250	255
		948
Air Transportation - 0.5%
Delta Air Lines, Inc.:
Tranche B, term loan 10.0225% 3/16/08 (g)	1,040	1,058
Tranche C, term loan 12.7725% 3/16/08 (g)	16,735	17,195
UAL Corp.:
Tranche B, term loan 9.25% 2/1/12 (g)	14,026	14,166
Tranche DD, term loan 9.125% 2/1/12 (g)	2,004	2,024
US Airways Group, Inc. term loan 8.8669% 3/31/11 (g)	2,450	2,462
		36,905
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Automotive - 0.8%
AM General LLC:
LOC 7.32% 9/30/12 (g)	$ 567	$ 571
term loan B 8.3533% 9/30/13 (g)	17,013	17,141
Dana Corp. term loan 7.65% 4/13/08 (g)	1,450	1,452
Goodyear Tire & Rubber Co.:
Tranche 2, term loan 8.14% 4/30/10 (g)	9,180	9,237
Tranche 3, term loan 8.89% 3/1/11 (g)	14,515	14,642
Lear Corp. term loan 7.8779% 4/25/12 (g)	10,910	10,896
		53,939
Cable TV - 1.1%
Charter Communications Operating LLC Tranche B, term loan 8.005% 4/28/13 (g)	27,608	27,815
CSC Holdings, Inc. Tranche B, term loan 7.148% 3/29/13 (g)	27,711	27,693
Hilton Head Communications LP Tranche B, term loan 9.5% 3/31/08 (g)	6,000	5,790
Olympus Cable Holdings LLC Tranche B, term loan 10.25% 9/30/10 (g)	1,450	1,417
UPC Broadband Holding BV:
Tranche J2, term loan 7.64% 3/31/13 (g)	4,813	4,816
Tranche K2, term loan 7.64% 12/31/13 (g)	4,813	4,816
		72,347
Capital Goods - 0.0%
Chart Industries, Inc. Tranche B, term loan 7.4323% 10/17/12 (g)	320	321
Mueller Group, Inc. term loan 7.3879% 10/3/12 (g)	590	591
Walter Industries, Inc. term loan 7.1546% 10/3/12 (g)	500	500
		1,412
Chemicals - 0.3%
Lyondell Chemical Co. term loan 7.11% 8/13/13 (g)	21,520	21,601
Solutia, Inc. Tranche B, term loan 8.96% 3/31/07 (g)	890	893
		22,494
Diversified Financial Services - 0.5%
Newkirk Master LP Tranche B, term loan 7.0725% 8/11/08 (g)	569	568
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.0704% 4/18/12 (g)	19,931	19,931
Tranche C, term loan 7.0646% 4/18/12 (g)	11,554	11,554
		32,053
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Electric Utilities - 0.2%
NRG Energy, Inc.:
Credit-Linked Deposit 7.3669% 2/1/13 (g)	$ 3,073	$ 3,092
term loan 7.3669% 2/1/13 (g)	13,410	13,494
		16,586
Energy - 0.5%
Coffeyville Resources LLC Tranche 2, term loan 12.125% 7/8/13 (g)	9,370	9,651
Helix Energy Solutions Group, Inc. term loan 7.4428% 7/1/13 (g)	6,055	6,055
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.4919% 10/31/12 (g)	2,252	2,269
term loan:
7.6169% 10/31/07 (g)	6,885	6,885
7.6323% 10/31/12 (g)	9,289	9,359
		34,219
Entertainment/Film - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 8.6169% 4/8/12 (g)	9,741	9,607
Environmental - 0.2%
Allied Waste Industries, Inc.:
term loan 7.1533% 1/15/12 (g)	8,505	8,505
Tranche A, Credit-Linked Deposit 7.0725% 1/15/12 (g)	3,375	3,375
		11,880
Food/Beverage/Tobacco - 0.1%
Constellation Brands, Inc. Tranche B, term loan 6.9313% 6/5/13 (g)	4,992	5,017
Healthcare - 0.3%
DaVita, Inc. Tranche B, term loan 7.4253% 10/5/12 (g)	21,621	21,702
Homebuilding/Real Estate - 0.2%
Capital Automotive (REIT) Tranche B, term loan 7.08% 12/16/10 (g)	15,365	15,422
Paper - 1.2%
Georgia-Pacific Corp.:
Tranche 2, term loan 8.39% 12/23/13 (g)	27,650	27,996
Tranche B1, term loan 7.3851% 12/23/12 (g)	51,173	51,461
		79,457
Services - 0.1%
Coinmach Corp. Tranche B1, term loan 7.898% 12/19/12 (g)	778	784
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Services - continued
Hertz Corp.:
Credit-Linked Deposit 7.64% 12/21/12 (g)	$ 590	$ 594
Tranche B, term loan 7.6539% 12/21/12 (g)	4,688	4,723
		6,101
Shipping - 0.0%
Laidlaw International, Inc. Class B, term loan 7.1169% 7/31/13 (g)	2,933	2,951
Super Retail - 0.8%
Michaels Stores, Inc. Tranche B, term loan 8.375% 10/31/13 (g)	16,780	16,843
Neiman Marcus Group, Inc. term loan 7.6406% 4/6/13 (g)	9,978	10,053
PETCO Animal Supplies, Inc. term loan 8.1% 10/26/12 (g)	1,490	1,497
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (g)	25,110	25,173
		53,566
Technology - 1.4%
Advanced Micro Devices, Inc. term loan 7.57% 12/31/13 (g)	21,780	21,862
Affiliated Computer Services, Inc. Tranche B2, term loan 7.395% 3/20/13 (g)	15,810	15,850
Sanmina-SCI Corp. term loan 7.88% 1/31/08 (g)	2,850	2,854
SunGard Data Systems, Inc. Tranche B, term loan 7.9994% 2/10/13 (g)	49,439	49,872
Verifone, Inc. Tranche B, term loan 7.12% 10/31/13 (g)	2,910	2,917
		93,355
Telecommunications - 1.1%
Crown Castle Operating Co. Tranche B, term loan 7.65% 6/1/14 (g)	9,795	9,832
Leap Wireless International, Inc. Tranche B, term loan 8.1169% 6/16/13 (g)	2,713	2,737
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (g)	19,000	19,261
Time Warner Telecom, Inc. Tranche B, term loan 7.57% 1/7/13 (g)	917	923
Wind Telecomunicazioni Spa:
Tranche 2, term loan 11.62% 3/21/15 (g)	12,400	12,896
Tranche B, term loan 8.1684% 9/21/13 (g)	6,200	6,231
Tranche C, term loan 8.6684% 9/21/14 (g)	6,200	6,231
Windstream Corp. Class B, term loan 7.12% 7/17/13 (g)	19,570	19,692
		77,803
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Textiles & Apparel - 0.4%
Hanesbrands, Inc.:
term loan 9.1875% 3/5/14 (g)	$ 7,050	$ 7,235
term loan B1 7.6786% 9/5/13 (g)	22,810	22,981
		30,216
TOTAL FLOATING RATE LOANS (Cost $672,231)		677,980
Money Market Funds - 9.7%
	Shares
Fidelity Cash Central Fund, 5.34% (b) (Cost $672,570)	672,569,501	672,570
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.3%, dated 10/31/06 due 11/1/06 (Collateralized by U.S. Treasury Obligations) # (Cost $15,190)	$ 15,192	15,190
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $6,506,772)		6,818,588
NET OTHER ASSETS - 1.5%		106,392
NET ASSETS - 100%		$ 6,924,980
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $883,343,000 or 12.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,399,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	6/25/02 - 10/3/02	$ 5,850
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879
Progressive Gaming International Corp. warrants 10/14/08	9/26/03	$ -
Trivest 1992 Special Fund Ltd.	7/2/92	$ -
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (Amounts in thousands)
$15,190,000 due 11/01/06 at 5.30%
BNP Paribas Securities Corp.	$ 8,294
Banc of America Securities LLC	2,139
Barclays Capital, Inc.	4,757
$ 15,190
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15,890
Fidelity Securities Lending Cash Central Fund	52
Total	$ 15,942
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.1%
Canada	2.6%
Bermuda	1.7%
Others (individually less than 1%)	6.6%
100.0%
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Emergency Medical Services Corp. Class A	$ 8,467	$ -	$ -	$ -	$ 12,478
Income Tax Information
At April 30, 2006, the fund had a capital loss carryforward of approximately $462,007,000 of which $350,544,000 and $111,463,000 will expire on April 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2006

Assets
Investment in securities, at value (including repurchase agreements of $15,190) - See accompanying schedule: Unaffiliated issuers (cost $5,824,622)	$ 6,133,540
Fidelity Central Funds (cost $672,570)	672,570
Other affiliated issuers (cost $9,580)	12,478
Total Investments (cost $6,506,772)		$ 6,818,588
Cash		326
Receivable for investments sold		84,203
Receivable for fund shares sold		10,785
Dividends receivable		147
Interest receivable		94,120
Other receivables		96
Total assets		7,008,265

Liabilities
Payable for investments purchased	$ 74,164
Payable for fund shares redeemed	2,114
Distributions payable	2,549
Accrued management fee	3,205
Other affiliated payables	1,085
Other payables and accrued expenses	168
Total liabilities		83,285

Net Assets		$ 6,924,980
Net Assets consist of:
Paid in capital		$ 7,020,957
Undistributed net investment income		37,461
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(445,254)
Net unrealized appreciation (depreciation) on investments		311,816
Net Assets, for 795,307 shares outstanding		$ 6,924,980
Net Asset Value, offering price and redemption price per share ($6,924,980 ÷ 795,307 shares)		$ 8.71

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2006

Investment Income
Dividends		$ 5,666
Interest		205,346
Income from Fidelity Central Funds		15,942
Total income		226,954

Expenses
Management fee	$ 18,152
Transfer agent fees	5,120
Accounting and security lending fees	595
Custodian fees and expenses	52
Independent trustees' compensation	12
Registration fees	153
Audit	103
Legal	43
Miscellaneous	8
Total expenses before reductions	24,238
Expense reductions	(160)	24,078
Net investment income		202,876
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		21,347
Change in net unrealized appreciation (depreciation) on investment securities		76,135
Net gain (loss)		97,482
Net increase (decrease) in net assets resulting from operations		$ 300,358

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2006	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 202,876	$ 338,320
Net realized gain (loss)	21,347	83,387
Change in net unrealized appreciation (depreciation)	76,135	185,105
Net increase (decrease) in net assets resulting from operations	300,358	606,812
Distributions to shareholders from net investment income	(192,520)	(336,547)
Share transactions Proceeds from sales of shares	1,066,404	1,559,724
Reinvestment of distributions	177,628	309,116
Cost of shares redeemed	(549,849)	(1,007,008)
Net increase (decrease) in net assets resulting from share transactions	694,183	861,832
Redemption fees	350	409
Total increase (decrease) in net assets	802,371	1,132,506

Net Assets
Beginning of period	6,122,609	4,990,103
End of period (including undistributed net investment income of $37,461 and undistributed net investment income of $27,105, respectively)	$ 6,924,980	$ 6,122,609
Other Information Shares
Sold	124,966	185,068
Issued in reinvestment of distributions	20,830	36,676
Redeemed	(64,611)	(119,932)
Net increase (decrease)	81,185	101,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31,	Years ended April 30,
	2006	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 8.57	$ 8.15	$ 7.94	$ 7.37	$ 6.69	$ 7.63
Income from Investment Operations
Net investment income D	.271	.524	.539 G	.584	.562	.554 J
Net realized and unrealized gain (loss)	.126	.416	.210	.613	.588	(.952) J
Total from investment operations	.397	.940	.749	1.197	1.150	(.398)
Distributions from net investment income	(.257)	(.521)	(.540)	(.630)	(.472)	(.545)
Redemption fees added to paid in capital D	- I	.001	.001	.003	.002	.003
Net asset value, end of period	$ 8.71	$ 8.57	$ 8.15	$ 7.94	$ 7.37	$ 6.69
Total Return B,C	4.74%	11.84%	9.64%	16.60%	18.89%	(5.16)%
Ratios to Average Net Assets E,H
Expenses before reductions	.75% A	.77%	.78%	.79%	.84%	.81%
Expenses net of fee waivers, if any	.75% A	.77%	.78%	.79%	.84%	.81%
Expenses net of all reductions	.75% A	.77%	.77%	.78%	.83%	.81%
Net investment income	6.32% A	6.24%	6.61% G	7.41%	9.06%	7.93% J
Supplemental Data
Net assets, end of period (in millions)	$ 6,925	$ 6,123	$ 4,990	$ 4,298	$ 3,832	$ 3,035
Portfolio turnover rate F	39% A	42%	59%	113%	125%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Net investment income per share includes approximately $.015 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been 6.42%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.001 per share.

J As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended April 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.038 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.48% to 7.93%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 427,006
Unrealized depreciation	(108,909)
Net unrealized appreciation (depreciation)	$ 318,097
Cost for federal income tax purposes	$ 6,500,491

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,550,488 and $1,146,729, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $52.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $23 and $132, respectively.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. In addition, FMR has agreed to reimburse related legal expenses. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 21, 2006

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital & Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

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Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Capital & Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 29% means that 71% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Capital & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

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The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

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To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CAI-USAN-1206
1.784852.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 22, 2006